Product Warranty Liability (Tables)	12 Months Ended
Dec. 31, 2023
Product Warranty Liability [Abstract]
Schedule of Changes in Warrant Liability

Changes in warranty liability were as follows (in thousands):

Amount
Balance as of December 31, 2022	$2,478
Reversal of product warranty accrual	(117)
Utilization	(127)
Balance as of December 31, 2023	$2,234